Stock Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2017
Stock Incentive Plans
Schedule of share-based compensation, activity

The following table is a summary of stock-based compensation for each of the respective periods:

In millions	2017	2016	2015
Stock options (1)	$65	$79	$90
Restricted stock awards (2)	169	143	140
Total stock-based compensation	$234	$222	$230
(1)	Includes the Employee Stock Purchase Plan (the “ESPP”)
(2)

Stock-based compensation for the year ended December 31, 2015 includes $38 million associated with accelerated vesting of restricted stock replacement awards issued to Omnicare executives who were terminated subsequent to the acquisition.

Summary of the assumptions used to value the ESPP awards

The following table is a summary of the assumptions used to value the ESPP awards for each of the respective periods:

	2017	2016	2015
Dividend yield (1)	1.24%	0.88%	0.71%
Expected volatility (2)	22.70%	20.64%	13.92%
Risk-free interest rate (3)	0.86%	0.45%	0.11%
Expected life (in years) (4)	0.5	0.5	0.5
Weighted-average grant date fair value	$13.01	$14.98	$18.72
(1)	The dividend yield is calculated based on semi-annual dividends paid and the fair market value of the Company’s stock at the grant date.
(2)	The expected volatility is based on the historical volatility of the Company’s daily stock market prices over the previous six month period.
(3)	The risk-free interest rate is based on the Treasury constant maturity interest rate whose term is consistent with the expected term of ESPP options (i.e., six months).
(4)	The expected life is based on the semi-annual purchase period.

Summary of the restricted stock unit and restricted share award activity

The following table is a summary of the restricted stock unit and restricted share award activity for the year ended December 31, 2017.

		Weighted Average
		Grant Date
Units in thousands	Units	Fair Value
Nonvested at beginning of year	4,876	$55.56
Granted	2,873	$78.35
Vested	(2,340)	$78.92
Forfeited	(395)	$89.21
Nonvested at end of year	5,014	$86.92

Black-Scholes option pricing model, assumptions

The fair value of each stock option is estimated using the Black-Scholes option pricing model based on the following assumptions at the time of grant:

	2017	2016	2015
Dividend yield (1)	2.56%	1.62%	1.37%
Expected volatility (2)	18.39%	17.22%	18.07%
Risk-free interest rate (3)	1.77%	1.24%	1.24%
Expected life (in years) (4)	4.1	4.2	4.2
Weighted-average grant date fair value	$9.43	$13.00	$14.01
(1)	The dividend yield is based on annual dividends paid and the fair market value of the Company’s stock at the grant date.
(2)

The expected volatility is estimated using the Company’s historical volatility over a period equal to the expected life of each option grant after adjustments for infrequent events such as stock splits.

(3)	The risk-free interest rate is selected based on yields from U.S. Treasury zero-coupon issues with a remaining term equal to the expected term of the options being valued.
(4)	The expected life represents the number of years the options are expected to be outstanding from grant date based on historical option holder exercise experience.

Summary of the Company's stock option activity

The following table is a summary of the Company’s stock option activity for the year ended December 31, 2017:

			Weighted
			Average
		Weighted	Remaining	Aggregate
		Average	Contractual	Intrinsic
Shares in thousands	Shares	Exercise Price	Term	Value
Outstanding at December 31, 2016	23,275	$68.60
Granted	3,513	$78.05
Exercised	(4,814)	$43.07
Forfeited	(889)	$94.25
Expired	(555)	$60.00
Outstanding at December 31, 2017	20,530	$75.32	3.62	$180,318,054
Exercisable at December 31, 2017	11,365	$61.37	2.30	$179,628,690
Vested at December 31, 2017 and expected to vest in the future	20,114	$75.00	3.57	$180,299,134